Goodwill and Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 118,663		$ 118,663		$ 118,663	$ 118,663
Amortization period			10 years		10 years 9 months
Intangible amortization expense	$ 200	$ 200	$ 482	$ 483	$ 642	$ 643	$ 643